Subsequent Events (Details Narratives) (USD $)	0 Months Ended																							3 Months Ended		12 Months Ended		42 Months Ended	45 Months Ended						0 Months Ended																1 Months Ended
	Jul. 20, 2013	Jun. 30, 2013	Jun. 18, 2013	Jun. 20, 2013	May 29, 2013	May 24, 2013	May 20, 2013	May 10, 2013	May 05, 2013	Mar. 17, 2013	Feb. 19, 2013	Feb. 14, 2013	Feb. 15, 2013	Feb. 14, 2013	Jan. 31, 2013	Jan. 16, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 20, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Oct. 13, 2013	Feb. 21, 2013	Jan. 22, 2013	Aug. 03, 2012	Jul. 13, 2012	Jul. 20, 2013 Promissory Note Revised Agreement [Member]	Jun. 20, 2013 Promissory Note Revised Agreement [Member]	May 20, 2013 Promissory Note Revised Agreement [Member]	Apr. 24, 2013 Promissory Note Revised Agreement [Member]	Apr. 24, 2013 March 2013 Lending Agreement And Promissory Note [Member]	Apr. 24, 2013 March 2013 Lending Agreement And Promissory Note [Member] Minimum [Member]	Apr. 24, 2013 March 2013 Lending Agreement And Promissory Note [Member] Maximum [Member]	Feb. 14, 2013 Warrant [Member]	Sep. 21, 2012 Warrant [Member]	Jul. 13, 2012 Warrant [Member]	Apr. 17, 2012 Warrant [Member]	Mar. 13, 2012 Warrant [Member]	Feb. 09, 2012 Warrant [Member]	Dec. 20, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 15, 2010 Warrant [Member]	Apr. 30, 2011 Warrant [Member]
Notes payable										$ 60,000	$ 25,000					$ 75,000							$ 100,000	$ 271,962		$ 144,948	$ 43,828	$ 144,948	$ 271,962									$ 70,000	$ 60,000
Notes payable interest rate											10.00%					10.00%					10.00%	8.00%	10.00%										10.00%
Debt instrument, maturity date											Feb. 19, 2014			Jun. 20, 2013		Jan. 16, 2014	Jul. 13, 2013		Mar. 13, 2013					Jun. 15, 2013		Jun. 15, 2013
Company issued a warrant for the purchase common stock																																										2,000,000
Warrants exercise price																																										$ 0.015
Warrants expire date																																										Feb. 12, 2016
Interest rate for the first Four months												10.00%
Interest for the following Ten months												15.00%
Accrued interest			600		11,649							5,000		5,000						2,500				4,102		3,758	965	3,758	4,102
Interest payment										2,500																												5,000	5,000	2,500	70,000
Outstanding principal and interest due and payable	20,500			21,000	351,649		21,000																												30,000	25,000	20,000
Repayment of debt					250,000
Redemption of warrants					90,000
Common stock shares issued to consultant						500,000							10,000,000		3,200,000													303,500
Common stock issued for cash, shares									100,000
Proceeds from common stock									200,000															20,000	19,050	19,050	257,220		2,921,270
Common stock price per share									$ 0.20																																										$ 0.01
Common stock shares returned by the officer								2,550,000
Consulting fee						8,500
Convertible promissory note			6,000
Common stock issued on conversion of notes			330,000
Common stock conversion price		$ 0.02	$ 0.02																		$ 0.02									$ 0.30			$ 0.02	$ 0.02
Warrant issued to purchase number of common stock		5,000,000												2,000,000				10,000,000		3,333,333	200,000	5,000,000	6,666,666																			2,000,000	5,524,692	10,000,000	200,000	5,000,000	3,333,333	6,666,666	7,000,000	2,000,000
Number of common stock issued to employees			2,850,000
Loan from Holder																															$ 25,000	$ 75,000